Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	Jun. 30, 2018	May 31, 2018	May 30, 2018	Mar. 31, 2017
Spinoff Transaction, Number of Eurodry Common Share Received by Company’s Shareholders for Every Five Common Shares			1
Spinoff Transaction, Number of Company’s Common Shares Exchanged for Each Common Share of Eurodry			5
Working Capital Deficit	$ 3.15
Commitments and Vessel Sales, Draw-down Capacity	$ 2,000,000	$ 2,000,000		$ 4,000,000
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	36.50%